Nature of the Business (Details) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2021	Jul. 15, 2019	Apr. 23, 2021	Sep. 30, 2021	Dec. 31, 2020	Jul. 01, 2019
Nature of the Business (Details) [Line Items]
Operates square-foot, description				Good Meds, the operating unit of CMI, is based in Denver, CO, and operates in a 60,000-square-foot cultivation and processing facility.	Good Meds, the operating unit of CMI, is based in Denver, CO, and operates in a 60,000-square-foot cultivation and processing facility.
Aggregate purchase				$ 3,500,000,000,000
Common stock shares (in Shares)				10,000,000
Purchase price amount			$ 2,500,000
Subsequent Event [Member]
Nature of the Business (Details) [Line Items]
Promissory note	$ 1,252,316
General Extract, LLC [Member]
Nature of the Business (Details) [Line Items]
Membership interests acquired						100.00%
Critical Mass Industries [Member]
Nature of the Business (Details) [Line Items]
Shares issued (in Shares)		1,500,000
Cash paid		$ 1,999,770
Critical Mass Industries [Member] | First Colombia Devco S.A.S [Member]
Nature of the Business (Details) [Line Items]
Shares issued (in Shares)		13,553,233
Purchase Price [Member]
Nature of the Business (Details) [Line Items]
Common stock shares (in Shares)				10,000,000
Purchase price amount				$ 1,000,000